VARIABLE UNIVERSAL LIFE
                                               SEMI-ANNUAL REPORT, JUNE 30, 2001







A I M V.I. GROWTH FUND
A I M V.I. GOVERNMENT SECURITIES FUND

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
ALGER AMERICAN GROWTH PORTFOLIO

DEUTSCHE VIT EAFE(R)EQUITY INDEX FUND
DEUTSCHE VIT EQUITY 500 INDEX FUND
DEUTSCHE VIT SMALL CAP  INDEX FUND




THIS IS ONE PART OF A THREE PART REPORT



                                           logo: Columbus Life Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com


CL5.896-A (8/01)

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:

         A I M V.I. Growth Fund
         A I M V.I. Government Securities Fund

         Alger American Small Capitalization Portfolio
         Alger American Growth Portfolio

         Deutsche VIT EAFE(R) Equity Index Fund
         Deutsche VIT Equity 500 Index Fund
         Deutsche VIT Small Cap Index Fund



Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.


*A registered broker-dealer and member of the NASD and SIPC.

                    graphic: Columbus Life Insurance Company

                        400 East Fourth Street, Box 5737
                  Cincinnati, Ohio 45201-5737 o (513) 361-6700

                            Letter from the President





Dear Columbus Life Variable Universal Life Owner:

Amid a fairly abrupt economic slowdown, navigating the investment markets proved challenging in the first half of 2001. Among the forces at work were declining profitability and capital spending, rising unemployment, weak expansion of consumption and slowing growth abroad. Despite those influences, equities (as represented by the S&P 500 Index, the Wilshire 5000 Index and the Nasdaq Composite Index) posted positive results for the quarter ending June 30, 2001 for the first quarter since March, 2000. Some help in spurring those advances came from the Federal Reserve, which cut rates six times since the beginning of the year. For the year to date, most bond categories maintained their performance edge over equities.

A highlight for 2001 was the addition of 15 new investment options to your Variable Universal Life policy. Among the new choices are Deutsche, Fidelity, MFS and Touchstone subaccounts. Performance of all subaccount options for your Variable Universal Life policy are included in this Semi-Annual Report.

At times like this, it is important to keep the current market environment and your security needs in perspective and to consider the long-term composition and performance of your portfolio. Time in the market has repeatedly proven to be key to any long-term investment strategy. Times such as these reinforce the need to maintain a diverse portfolio, invest regularly, and remain focused as you pursue your financial and security goals.

Thank you for your confidence in Columbus Life. We look forward to strengthening our relationship and serving your financial needs in the years ahead.

Sincerely,

/s/ Lawrence L. Grypp

Lawrence L. Grypp
President and Chief Executive Officer


Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Co., Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.** For a prospectus containing more complete information, including charges and expenses, please call 800-677-9595. Please read the prospectus carefully before investing or sending money.

**Member NASD/SIPC

                                                         VARIABLE UNIVERSAL LIFE
                                               SEMI-ANNUAL REPORT, JUNE 30, 2001







FIDELITY(R) VIP II ASSET MANAGER(SM) PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP III BALANCED PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP II CONTRAFUND(R) PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP GROWTH PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP III GROWTH & INCOME PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP III MID CAP PORTFOLIO, SERVICE CLASS 2










THIS IS ONE PART OF A THREE PART REPORT


                                           logo: Columbus Life Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com


CL5.896-B (8/01)

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:

         Fidelity(R) VIP Asset Manager(SM) Portfolio, Service Class 2 Fidelity(R) VIP Balanced Portfolio, Service Class 2 Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2 Fidelity(R) VIP Equity-Income Portfolio, Service Class 2 Fidelity(R) VIP Growth Portfolio, Service Class 2 Fidelity(R) VIP Growth & Income Portfolio, Service Class 2 Fidelity(R) VIP Mid Cap Portfolio, Service Class 2

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.


*A registered broker-dealer and member of the NASD and SIPC.

                                                         VARIABLE UNIVERSAL LIFE
                                               SEMI-ANNUAL REPORT, JUNE 30, 2001



     MFS(R)CAPITAL OPPORTUNITIES  SERIES
     MFS(R)EMERGING GROWTH SERIES
     MFS(R)INVESTORS TRUST  SERIES
     MFS(R)MID CAP GROWTH SERIES
     MFS(R)NEW DISCOVERY SERIES

     PIMCO LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO

     TOUCHSTONE BALANCED FUND
     TOUCHSTONE BOND FUND
     TOUCHSTONE EMERGING GROWTH FUND
     TOUCHSTONE ENHANCED 30 FUND
     TOUCHSTONE EQUITY FUND
     TOUCHSTONE GROWTH & INCOME FUND
     TOUCHSTONE GROWTH/VALUE FUND
     TOUCHSTONE HIGH YIELD FUND
     TOUCHSTONE INTERNATIONAL EQUITY FUND
     TOUCHSTONE MONEY MARKET FUND
     TOUCHSTONE SMALL CAP VALUE FUND
     TOUCHSTONE STANDBY INCOME FUND
     TOUCHSTONE VALUE PLUS FUND

THIS IS ONE PART OF A THREE PART REPORT


                                           logo: Columbus Life Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com


CL5.896-C (8/01)

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:

         MFS(R) Capital Opportunities Series
         MFS(R) Emerging Growth Series
         MFS(R) Investors Trust Series
         MFS(R) Mid Cap Growth Series
         MFS(R) New Discovery Series

         PIMCO Long-Term U.S. Government Bond Portfolio

         Touchstone Balanced Fund
         Touchstone Bond Fund
         Touchstone Emerging Growth Fund
         Touchstone Enhanced 30 Fund
         Touchstone Equity Fund
         Touchstone Growth & Income Fund
         Touchstone Growth/Value Fund
         Touchstone High Yield Fund
         Touchstone International Equity Fund
         Touchstone Money Market Fund
         Touchstone Small Cap Value Fund
         Touchstone Standby Income Fund
         Touchstone Value Plus Fund

Separate Account I of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.*** For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life for a free prospectus. Read it carefully before you invest.


***A registered broker-dealer and member of the NASD and SIPC.

                                           logo: Columbus Life Insurance Company



          4oo East Fourth Street o P.O. Box 5737 o Cincinnati, Ohio 45201-5737 o
                                         (800) 677-8383  o  www.ColumbusLife.com















                                                                     Underwriter
                                                     Columbus Life Insurance Co.
                                                          400 East Fourth Street
                                                          Cincinnati, Ohio 45202

                                                                     Distributor
                                                     Touchstone Securities, Inc.
                                                  221 East Fourth St., Suite 300
                                                          Cincinnati, Ohio 45202
                                                     800o638o8194 Broker-Dealers
                                             800o285o2858 Financial Institutions

                                                         Variable Service Center
                                           Columbus Life Variable Service Center
                                                                   P.O. Box 2850
                                                     Cincinnati, Ohio 45201-2850
                                                                    800o677o9595

                                                                        PINNACLE
                                                         VARIABLE UNIVERSAL LIFE
                                               SEMI-ANNUAL REPORT, JUNE 30, 2001







DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND
DEUTSCHE VIT EQUITY 500 INDEX FUND
DEUTSCHE VIT SMALL CAP INDEX FUND
JANUS ASPEN SERIES AGGRESSIVE GROWTH, SERVICE CLASS
JANUS ASPEN SERIES CAPITAL APPRECIATION, SERVICE CLASS
JANUS ASPEN SERIES WORLDWIDE GROWTH, SERVICE CLASS
THE LEGENDS FUND, INC.
     BARON SMALL CAP
     GABELLI  LARGE CAP VALUE
     HARRIS BRETALL EQUITY GROWTH
     THIRD AVENUE VALUE










THIS IS ONE PART OF A THREE PART REPORT



                                           logo: Columbus Life Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com


CL5.897-A (8/01)

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:


Deutsche Vit Eafe(R) Equity Index Fund
Deutsche Vit Equity 500 Index Fund
Deutsche Vit Small Cap Index Fund
Janus Aspen Series Aggressive Growth, Service Class
Janus Aspen Series Capital Appreciation, Service Class
Janus Aspen Series Worldwide Growth, Service Class
The Legends Fund, Inc.
     Baron Small Cap
     Gabelli  Large Cap Value
     Harris Bretall Equity Growth
     Third Avenue Value


Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Pinnacle Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.


*A registered broker-dealer and member of the NASD and SIPC.

                     logo: Columbus Life Insurance Company

                        400 East Fourth Street, Box 5737
                  Cincinnati, Ohio 45201-5737 o (513) 361-6700

                            Letter from the President





Dear Columbus Life Pinnacle Variable Universal Life Owner:

Amid a fairly abrupt economic slowdown, navigating the investment markets proved challenging in the first half of 2001. Among the forces at work were declining profitability and capital spending, rising unemployment, weak expansion of consumption and slowing growth abroad. Despite those influences, equities (as represented by the S&P 500 Index, the Wilshire 5000 Index and the Nasdaq Composite Index) posted positive results for the quarter ending June 30, 2001 for the first quarter since March, 2000. Some help in spurring those advances came from the Federal Reserve, which cut rates six times since the beginning of the year. For the year to date, most bond categories maintained their performance edge over equities.

At times like this, it is important to keep the current market environment and your security needs in perspective and to consider the long-term composition and performance of your portfolio. Time in the market has repeatedly proven to be key to any long-term investment strategy. Times such as these reinforce the need to maintain a diverse portfolio, invest regularly, and remain focused as you pursue your financial and security goals.

Thank you for your confidence in Columbus Life. We look forward to strengthening our relationship and serving your financial needs in the years ahead.

Sincerely,

/s/ Lawrence L. Grypp

Lawrence L. Grypp
President and Chief Executive Officer


Columbus Life Pinnacle Variable Universal Life is underwritten by the Columbus Life Insurance Co., Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For a prospectus containing more complete information, including charges and expenses, please call 800-677-9595. Please read the prospectus carefully before investing or sending money.

*Member NASD/SIPC

                                                                        PINNACLE
                                                         VARIABLE UNIVERSAL LIFE
                                               SEMI-ANNUAL REPORT, JUNE 30, 2001







         FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP GROWTH PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP MONEY MARKET, INITIAL CLASS
         FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP BALANCED PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP MID CAP PORTFOLIO, SERVICE CLASS 2









THIS IS ONE PART OF A THREE PART REPORT


                                           logo: Columbus Life Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com


CL5.897-B (8/01)

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:

         Fidelity(R) VIP Equity-Income Portfolio, Service Class 2 Fidelity(R) VIP Growth Portfolio, Service Class 2 Fidelity(R) VIP Money Market, Initial Class
         Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2 Fidelity(R) VIP Asset Manager(SM) Portfolio, Service Class 2 Fidelity(R) VIP Growth & Income Portfolio, Service Class 2 Fidelity(R) VIP Balanced Portfolio, Service Class 2 Fidelity(R) VIP Mid Cap Portfolio, Service Class 2

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Pinnacle Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.


*A registered broker-dealer and member of the NASD and SIPC.

                                                                        PINNACLE
                                                         VARIABLE UNIVERSAL LIFE
                                               SEMI-ANNUAL REPORT, JUNE 30, 2001







MFS(R) CAPITAL OPPORTUNITIES, SERVICE CLASS
MFS(R) EMERGING GROWTH, SERVICE CLASS
MFS(R) MID CAP GROWTH, SERVICE CLASS
MFS(R) NEW DISCOVERY, SERVICE CLASS
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA, SERVICE CLASS
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA, SERVICE CLASS
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE CLASS
TOUCHSTONE VARIABLE SERIES TRUST
   TOUCHSTONE GROWTH/VALUE FUND
   TOUCHSTONE SMALL CAP VALUE FUND
   TOUCHSTONE ENHANCED 30 FUND
   TOUCHSTONE EMERGING GROWTH FUND
   TOUCHSTONE BOND FUND
   TOUCHSTONE EQUITY FUND
   TOUCHSTONE HIGH YIELD FUND
   TOUCHSTONE STANDBY INCOME FUND
   TOUCHSTONE VALUE PLUS FUND

THIS IS ONE PART OF A THREE PART REPORT



                                           logo: Columbus Life Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com


CL5.897-C (8/01)

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:


MFS(R) Capital Opportunities, Service Class
MFS(R) Emerging Growth, Service Class
MFS(R) Mid Cap Growth, Service Class
MFS(R) New Discovery, Service Class
Oppenheimer International Growth Fund/VA, Service Class
Oppenheimer Aggressive Growth Fund/VA, Service Class
Oppenheimer Strategic Bond Fund/VA, Service Class
Touchstone Variable Series Trust
   Touchstone Growth/Value Fund
   Touchstone Small Cap Value Fund
   Touchstone Enhanced 30 Fund
   Touchstone Emerging Growth Fund
   Touchstone Bond Fund
   Touchstone Equity Fund
   Touchstone High Yield Fund
   Touchstone Standby Income Fund
   Touchstone Value Plus Fund

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Pinnacle Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.


*A registered broker-dealer and member of the NASD and SIPC.

                                           logo: Columbus Life Insurance Company



          4oo East Fourth Street o P.O. Box 5737 o Cincinnati, Ohio 45201-5737 o
                                           (800) 677-8383 o www.ColumbusLife.com















                                                                     Underwriter
                                                     Columbus Life Insurance Co.
                                                          400 East Fourth Street
                                                          Cincinnati, Ohio 45202

                                                                     Distributor
                                                     Touchstone Securities, Inc.
                                                  221 East Fourth St., Suite 300
                                                          Cincinnati, Ohio 45202
                                                     800o638o8194 Broker-Dealers
                                             800o285o2858 Financial Institutions

                                                         Variable Service Center
                                           Columbus Life Variable Service Center
                                                                   P.O. Box 2850
                                                     Cincinnati, Ohio 45201-2850
                                                                    800o677o9595

The Semi-Annual Reports of the following investment companies are made a part hereof and incorporated herein with respect to the semi-annual report for the Columbus Life Variable Universal Life product.


Touchstone Variable Series Trust (File No. 811-08416)
         Touchstone International Equity Fund
         Touchstone Emerging Growth Fund
         Touchstone Small Cap Value Fund
         Touchstone Growth/Value Fund
         Touchstone Equity Fund
         Touchstone Enhanced 30 Fund
         Touchstone Value Plus Fund
         Touchstone Growth & Income Fund
         Touchstone Balanced Fund
         Touchstone High Yield Fund
         Touchstone Bond Fund
         Touchstone Standby Income Fund
         Touchstone Money Market Fund

AIM Variable Insurance Funds, Inc. (File No. 811-07452)
         AIM V.I. Growth Fund
         AIM V.I. Government Securities Fund

The Alger American Fund (File No. 811-05550)
         Alger American Growth Portfolio
         Alger American Small Capitalization Portfolio

Deutsche VIT Funds (File No. 811-07507)
         Deutsche VIT EAFE Equity Index Fund
         Deutsche VIT Equity 500 Index Fund
         Deutsche VIT Small Cap Index Fund

Fidelity Variable Insurance Products Funds (File Nos. 811-03329,
811-05511, and 811-07205))
         VIP Equity-Income Portfolio-Service Class 2
         VIP Contrafund Portfolio-Service Class 2
         VIP Growth & Income Portfolio-Service Class 2
         VIP Growth Portfolio-Service Class 2
         VIP Asset Manager Portfolio-Service Class 2
         VIP Balanced Portfolio-Service Class 2
         VIP Mid Cap Portfolio-Service Class 2

MFS Variable Insurance Trust (File No. 811-08326)
         MFS Emerging Growth Series-Initial Class
         MFS Investors Trust Series-Initial Class
         MFS Capital Opportunities Series-Service Class
         MFS Mid Cap Growth Series-Service Class
         MFS New Discovery Series-Service Class

PIMCO Variable Insurance Trust (File No. 811-08399)
         Long-Term U.S. Government Bond Portfolio-Administrative Class

The Semi-Annual Reports of the following investment companies are made a part hereof and incorporated herein with respect to the semi-annual report for the Columbus Life Pinnacle Variable Universal Life product.


Deutsche VIT Funds (File No. 811-07507)
         Deutsche VIT EAFE Equity Index Fund
         Deutsche VIT Equity 500 Index Fund
         Deutsche VIT Small Cap Index Fund

Fidelity Variable Insurance Products Funds (File Nos. 811-03329,
811-05511, and 811-07205)
         VIP Equity-Income Portfolio-Service Class 2
         VIP Contrafund Portfolio-Service Class 2
         VIP Growth & Income Portfolio-Service Class 2
         VIP Growth Portfolio-Service Class 2
         VIP Asset Manager Portfolio-Service Class 2
         VIP Balanced Portfolio-Service Class 2
         VIP Mid Cap Portfolio-Service Class 2
         VIP Money Market Portfolio-Initial Class

Janus Aspen Series (File No. 811-07736)
         Janus Aspen Aggressive Growth Portfolio-Service Shares
         Janus Aspen Capital Appreciation Portfolio-Service Shares Janus Aspen Worldwide Growth Portfolio-Service Shares

The Legends Funds, Inc. (File No. 811-07084)
         Harris Bretall Sullivan & Smith Equity Growth Portfolio
         Third Avenue Value Portfolio
         Gabelli Large Cap Value Portfolio
         Baron Small Cap Portfolio

MFS Variable Insurance Trust (File No. 811-08326)
         MFS Emerging Growth Series-Service Class
         MFS Capital Opportunities Series-Service Class
         MFS Mid Cap Growth Series-Service Class
         MFS New Discovery Series-Service Class

Oppenheimer Variable Account Funds (File No. 811-04108)
         Oppenheimer Aggressive Growth Fund/VA-Service Class
         Oppenheimer Strategic Bond Fund/VA-Service Class

Oppenheimer's Panorama Series Fund, Inc. (File No. 811-03255)
         Oppenheimer International Growth Fund/VA-Service Class


Touchstone Variable Series Trust (File No. 811-08416)
         Touchstone Emerging Growth Fund
         Touchstone Small Cap Value Fund
         Touchstone Growth/Value Fund
         Touchstone Equity Fund
         Touchstone Enhanced 30 Fund
         Touchstone Value Plus Fund
         Touchstone High Yield Fund
         Touchstone Bond Fund
         Touchstone Standby Income Fund